Expense Example	Oct. 28, 2026 USD ($)
Simplify Aggregate Bond ETF | Simplify Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 296
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	667
Simplify Barrier Income ETF | Simplify Barrier Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	473
Expense Example, with Redemption, 10 Years	1,064
Simplify Bitcoin Strategy ETF | Simplify Bitcoin Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	154
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	828
Expense Example, with Redemption, 10 Years	1,810
Simplify Bond Bull ETF | Simplify Bond Bull ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	632
Simplify China A Shares PLUS Income ETF | Simplify China A Shares PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Simplify Chinese Commodities Strategy No K-1 ETF | Simplify Chinese Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
Simplify Commodities Strategy No K-1 ETF | Simplify Commodities Strategy No K-1 ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Simplify Currency Strategy ETF | Simplify Currency Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,036
Simplify DBi CTA Managed Futures Index ETF | Simplify DBi CTA Managed Futures Index ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	22
Expense Example, with Redemption, 3 Years	68
Expense Example, with Redemption, 5 Years	118
Expense Example, with Redemption, 10 Years	268
Simplify Enhanced Income ETF | Simplify Enhanced Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	336
Expense Example, with Redemption, 10 Years	759
Simplify Gold Strategy ETF | Simplify Gold Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	323
Expense Example, with Redemption, 10 Years	729
Simplify Government Money Market ETF | Simplify Government Money Market ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	192
Simplify Health Care ETF | Simplify Health Care ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	286
Expense Example, with Redemption, 10 Years	641
Simplify Hedged Equity ETF | Simplify Hedged Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Simplify High Yield ETF | Simplify High Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Simplify Interest Rate Hedge ETF | Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify Intermediate Term Treasury Futures Strategy ETF | Simplify Intermediate Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	472
Simplify Managed Futures Strategy ETF | Simplify Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,112
Simplify MBS ETF | Simplify MBS ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	213
Expense Example, with Redemption, 10 Years	480
Simplify Multi-QIS Alternative ETF | Simplify Multi-QIS Alternative ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	621
Expense Example, with Redemption, 10 Years	1,372
Simplify Short Term Treasury Futures Strategy ETF | Simplify Short Term Treasury Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	123
Expense Example, with Redemption, 5 Years	217
Expense Example, with Redemption, 10 Years	493
Simplify Target 15 Distribution ETF | Simplify Target 15 Distribution ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,053
Simplify Treasury Option Income ETF | Simplify Treasury Option Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	259
Expense Example, with Redemption, 10 Years	594
Simplify US Equity Plus Bitcoin Strategy ETF | Simplify US Equity Plus Bitcoin Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify US Equity PLUS Convexity ETF | Simplify US Equity PLUS Convexity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify US Equity PLUS Downside Convexity ETF | Simplify US Equity PLUS Downside Convexity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify US Equity PLUS Managed Futures Strategy ETF | Simplify US Equity PLUS Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	167
Simplify US Equity Income ETF | Simplify US Equity Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify Volatility Premium ETF | Simplify Volatility Premium ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Simplify Gamma Emerging Market Bond ETF | Simplify Gamma Emerging Market Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	285
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,157
Simplify Kayne Anderson Energy and Infrastructure Credit ETF | Simplify Kayne Anderson Energy and Infrastructure Credit ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Simplify National Muni Bond ETF | Simplify National Muni Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Simplify Opportunistic Income ETF | Simplify Opportunistic Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,192
Simplify Piper Sandler US Small-Cap PLUS Income ETF | Simplify Piper Sandler US Small-Cap PLUS Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	499
Expense Example, with Redemption, 10 Years	1,109
Simplify Propel Opportunities ETF | Simplify Propel Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	262
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,478
Expense Example, with Redemption, 10 Years	3,152
Simplify Tara India Opportunities ETF | Simplify Tara India Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,211
Simplify Ancorato Target 25 Distribution ETF | Simplify Ancorato Target 25 Distribution ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	456
Expense Example, with Redemption, 10 Years	$ 1,021